Financial Instruments and Risk Management (Unrealized Gains (Losses) on Foreign Currency Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ 0.4	$ 0.7